DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the warrants exercisable into common stock on June 30, 2017:
Number of shares underlying the warrants on June 30, 2017	977,751
Fair market value of stock	$1.63
Exercise price	$2.00 to 2,400.00
Volatility	169% to 184%
Risk-free interest rate	1.24% to 1.89%
Expected dividend yield	—
Warrant life (years)	1.3 to 4.1

The following are the key assumptions that were used in connection with the valuation of the warrants exercisable into common stock as of December 31, 2016 and 2015:
	Years Ended December 31,
	2016	2015
Number of shares underlying the warrants	977,751	154,543
Fair market value of stock	$1.35	$27.60
Exercise price	$2.00 to 2,400	$90 to $2,400
Volatility	173% to 201%	116% to 140%
Risk-free interest rate	1.20% to 1.93%	0.48% to 1.2%
Expected dividend yield	—	—
Warrant life (years)	1.8 to 4.55	2.8 to 4.88

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Beginning balance	$1,400,000	$938,000	$1,183,000	$1,284,000
Recognition of warrant liabilities on issuance dates	—	826,000	—	1,057,000
Reclassification to stockholders’ equity upon exercise	—	(2,315,000)	—	(2,379,000)
Change in fair value of derivative liabilities	(27,000)	1,773,000	190,000	1,260,000
Ending balance	$1,373,000	$1,222,000	$1,373,000	$1,222,000

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:
	Years Ended December 31,
	2016	2015
Beginning balance	$1,284,000	$270,000
Recognition of conversion feature liability	—	769,000
Recognition of warrant liability on issuance dates	4,823,000	7,268,000
Reclassification to stockholders’ equity upon exercise	(2,379,000)	(4,464,000)
Change in fair value of derivative liabilities	(2,545,000)	(2,559,000)
Ending balance	$1,183,000	$1,284,000